PIMCO Funds

Supplement Dated July 21, 2011 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus

and the Bond Funds Class A, Class B, Class C and Class R Prospectus, each dated July 31, 2010,

as supplemented and revised from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a “Fund,” collectively the “Funds”)

Effective immediately, Joe Deane is the portfolio manager of the Funds. Therefore, effective immediately, the last two sentences in the section titled “Investment Adviser/Portfolio Manager” in each Fund’s Fund Summary in the Prospectuses are deleted and replaced with the following:

The Fund’s portfolio is managed by Joe Deane. Mr. Deane is an Executive Vice President of PIMCO and he has managed the Fund since July 2011.

In addition, effective immediately, the disclosure in the table entitled “Individual Portfolio Managers” providing information with respect to the Funds in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California Intermediate Municipal Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal Income

	Joe Deane	07/11	Executive Vice President, PIMCO. He joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated July 21, 2011 to the

Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus

and the Strategic Markets Class A, Class B, Class C and Class R Prospectus, each dated July 31, 2010,

as supplemented and revised from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Tax Managed Real Return Fund (the “Fund”)

Effective immediately, Joe Deane is the co-portfolio manager of the Fund. Therefore, effective immediately, the last four sentences in the section titled “Investment Adviser/Portfolio Manager” in the Fund’s Fund Summary in each of the Prospectuses are deleted and replaced with the following:

The Fund’s portfolio is jointly managed by Mihir Worah and Joe Deane. Mr. Worah is a Managing Director of PIMCO and Mr. Deane is an Executive Vice President of PIMCO. Mr. Worah is responsible for the Fund’s investments in inflation-indexed bonds and Mr. Deane is responsible for the Fund’s investments in Municipal Bonds. Mr. Worah has co-managed the Fund since May 2011 and Mr. Deane has co-managed the Fund since July 2011.

In addition, effective immediately, the disclosure in the last two rows of the table entitled “Individual Portfolio Managers” providing information with respect to the Fund in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Tax Managed Real Return****	Mihir Worah	5/11	Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

	Joe Deane	07/11	Executive Vice President, PIMCO. He joined PIMCO in 2011 and is the head of the municipal bond portfolio management team. Prior to joining PIMCO, he served as Managing Director, Co-Head of the Tax-Exempt Department for Western Asset Management Company. Previously he was Managing Director, Head of Tax-Exempt Investments for Smith Barney/Citigroup Asset Management from 1993 to 2005.
****	Mr. Worah is responsible for the Fund’s investments in inflation-indexed bonds and Mr. Deane is responsible for the Fund’s investments in Municipal Bonds.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated July 21, 2011 to the

Statement of Additional Information, dated July 31, 2010,

as supplemented and revised from time to time (the “SAI”)

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund and PIMCO Tax Managed Real Return Fund (each a “Fund,” collectively the “Funds”)

Effective immediately, Joe Deane is the portfolio manager or co-portfolio manager of the Funds. Therefore, effective immediately, all references to the Funds relating to footnote 3 following the table beginning on page 79 in the subsection titled “Portfolio Managers—Other Accounts Managed” are deleted and the following is added to the same subsection of the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Deane[23]

Registered Investment Companies	0	N/A	N/A	N/A

Other Pooled Investment Vehicles	0	N/A	N/A	N/A

Other Accounts	0	N/A	N/A	N/A

[23]

As of July 21, 2011, Mr. Deane manages the following Funds, which had total assets under management, as of March 31, 2011, in the amounts shown in parenthesis following the Fund’s name: PIMCO California Intermediate Municipal Bond Fund ($99 million), PIMCO California Short Duration Municipal Income Fund ($285 million), PIMCO High Yield Municipal Bond Fund ($211 million), PIMCO Municipal Bond Fund ($266 million), PIMCO New York Municipal Bond Fund ($151 million), and PIMCO Short Duration Municipal Income Fund ($333 million). As of July 21, 2011, Mr. Deane co-manages the PIMCO Tax Managed Real Return Fund, which, as of April 29, 2011, had $41,248 million in total assets under management.

Additionally, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective July 21, 2011, Joe Deane is the portfolio manager of the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund and the co-portfolio manager of the PIMCO Tax Managed Real Return Fund. Information pertaining to accounts managed by Mr. Deane is as of June 30, 2011.

Additionally, effective immediately, the section of the table beginning on page 85 in the subsection titled “Portfolio Managers—Securities Ownership” relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned

Deane[9]	PIMCO California Intermediate Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO High Yield Municipal Bond	None
	PIMCO Municipal Bond	None
	PIMCO New York Municipal Bond	None
	PIMCO Short Duration Municipal Income	None
	PIMCO Tax Managed Real Return	None

[9]

As of July 21, 2011, Mr. Deane manages the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund and co-manages the PIMCO Tax Managed Real Return Fund. As of June 30, 2011, to the best of the Trust’s knowledge, Mr. Deane did not own any shares of the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund or PIMCO Tax Managed Real Return Fund.

Investors Should Retain This Supplement For Future Reference

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